Concentration, risks, and uncertainties (Details Narrative) - USD ($)				12 Months Ended
	Apr. 24, 2025	Apr. 22, 2025	Apr. 21, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Working capital deficit				$ 12,536,735
Trade Financing Facilities				79,268,515	$ 24,103,740
Purchase limit				7,016,806
Trade facilities available				10,106,135
Cash and cash equivalents				$ 16,069,851	$ 4,830,347
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration of risk percentage				92.43%	92.66%	91.28%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration of risk percentage				1.42%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration of risk percentage				1.03%	1.66%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration of risk percentage				0.86%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration of risk percentage						1.26%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration of risk percentage				13.00%	44.00%	55.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration of risk percentage				23.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration of risk percentage				32.00%	36.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration of risk percentage				30.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration of risk percentage						10.00%
Cost Of Revenue [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration of risk percentage				79.59%	46.01%	26.60%
Cost Of Revenue [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration of risk percentage				2.56%	36.26%	52.63%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration of risk percentage				39.00%	0.00%	0.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration of risk percentage				38.00%	95.00%	98.00%
IPO [Member] | Subsequent Event [Member]
Concentration Risk [Line Items]
Number of ordinary shares		3,100,000	3,100,000
Issuing price per share		$ 3.25	$ 3.25
Over-Allotment Option [Member] | Subsequent Event [Member]
Concentration Risk [Line Items]
Number of ordinary shares		465,000	465,000
Issuing price per share		$ 3.25	$ 3.25
Initial Public Offering and Over-allotment Option [Member] | Subsequent Event [Member]
Concentration Risk [Line Items]
Gross proceeds	$ 11,586,250